COVID-19 - CARES Act. provision (Additional Information) (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 21, 2021	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 21, 2021	Dec. 31, 2020	Oct. 31, 2020	Apr. 21, 2020
Unusual Risk or Uncertainty [Line Items]
Debt instrument face amount						$ 15,000
Impact of PPP Loan Under CARES Act [Member] | Other Current and Long Term Liabilities [Member]
Unusual Risk or Uncertainty [Line Items]
Deferred payroll tax amount			$ 1,379
Due on December 31, 2021 [Member] | Impact of PPP Loan Under CARES Act [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of deferred payroll taxes amount due next twelve months							50.00%
Due on December 31, 2022 [Member] | Impact of PPP Loan Under CARES Act [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of deferred payroll taxes amount due year one							50.00%
CARES Act [Member] | Impact of PPP Loan Under CARES Act [Member] | Other Current and Long Term Liabilities [Member]
Unusual Risk or Uncertainty [Line Items]
Deferred payroll tax amount		$ 1,378
CARES Act [Member] | Due on December 31, 2021 [Member] | Impact of PPP Loan Under CARES Act [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of deferred payroll taxes amount due next twelve months					50.00%
CARES Act [Member] | Due on December 31, 2022 [Member] | Impact of PPP Loan Under CARES Act [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of deferred payroll taxes amount due year one				50.00%
CARES Act [Member] | Payback Protection Program Loan [Member]
Unusual Risk or Uncertainty [Line Items]
Debt instrument face amount	$ 5,580								$ 5,580
Debt instrument frequency of periodic payment	monthly	monthly	monthly
Debt instrument date of first required payment	Sep. 15, 2021	Sep. 15, 2021	Sep. 15, 2021
Interest rate	1.00%	1.00%	1.00%
Interest accrual on loan		$ 0	$ 44					$ 44